STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021	Jul. 22, 2020
Class of Stock [Line Items]
Number of preferred stock, authorized	15,545,650		15,545,650	15,545,650
Preferred stock, par value (in dollars per shares)			$ 0.001
Preferred Stock, Shares Outstanding	0		0	0
Shares cancelled					816
Preferred Stock, Shares Issued	0		0	0
Description of common stock activity			The Company issued 2,329,798,068 shares of its common stock for the conversion of debt and related interest and fees totaling $3,568,686 including $2,420,559 of principal and $1,148,127 of interest, and additionally $20,500 in fees in connection with debt converted during the period, as well as the release of the related derivative liability.
Common Stock, Capital Shares Reserved for Future Issuance			5,000,000
Share based compensation	$ 0	$ 0	$ 0	$ 362,084
Share based compensation for options			$ 2,158,050	$ 0
Description of award			A stock option award (option 1) will be granted to the employee to purchase 10,000,000 shares at an exercise price of $ $0.15 per share if the trading share price of the Company reaches an average of $0.30 per share for ten days over a 30 day trading period.
Description of award			A stock option award (option 2) will be granted to the employee to purchase 30,000,000 shares at an exercise price of $ $0.25 per share if the trading share price of the Company reaches an average of $0.50 per share for ten days over a 30 day trading period.
Description of award			The fair value of the first two awards was obtained through the use of the Monte Carlo method was $69,350 with a charge to stock- based compensation and a corresponding charge to paid in capital. The fair value of the remaining rewards was determined by calculating the vesting amounts of each reward and then determining for each reporting period the requisite service rendered and applying that against the cash redemption value of the number of shares of Series G issuable for each tier in the agreement. For the period ended January 31 2022 that amount totaled $1,979,500 with a charge to stock-based compensation and a corresponding charge to incentive compensation plan payable. With the achievement of objectives 3,4,5 and 8 of the equity awards described above the CEO was granted 1,500 Series G Preferred shares which were redeemed in the reporting period for $1,500,000 in cash. As part of the grant, the Company is responsible for grossing up the award value and has accrued additional compensation for the estimated taxes to be paid by the executive.
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Number of preferred stock, authorized	4,350,000		4,350,000	4,350,000
Preferred stock, par value (in dollars per shares)	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding	3,350,000		3,350,000	4,350,000
Preferred Stock, Shares Issued	3,350,000		3,350,000	4,350,000
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Number of preferred stock, authorized	4,350		4,350	4,350
Preferred stock, par value (in dollars per shares)	$ 1.00		$ 1.00	$ 1.00
Preferred Stock, Shares Outstanding	2,533		2,532	2,799
Shares cancelled			1,000,000		1,000
Preferred Stock, Shares Issued	2,533		2,532	2,799
Shares issued for service			$ 362,084
Description of unissued series of preferred stock			During the year ending February 28, 2022 the Company redeemed (through cancellation) 19 shares of issuable Series F preferred stock having a value of $ 74,984 for $500,000, with the difference of $425,016 recorded as a dividend. At November 30, 2021 there remains 46 issuable Series F preferred stock at a value of $99,086. At February 28, 2021 there was 65 issuable Series F preferred stock at a value of $174,070.
Description of Preffered Stock Activity			On July 22, 2020 the board of directors passed a resolution whereby the sole director agreed to return for cancellation, 816 of his 1000 Series F preferred shares to the Company.
Description of Preffered Stock Activity 1			On December 1, 2020 the company issued 110 Series F shares having a fair value of $362,084 to a consultant for services previously rendered which was recorded as professional fees with a corresponding adjustment to accrued liabilities.
Description of Preffered Stock Activity 2			On December 14, 2020, as part of a debt settlement described in Note 8 , the company issued 55 Series F preferred shares to a lender at a fair value of $1,151,166.
Description of common stock activity			A Series F Preferred shareholder converted 78 Series F Preferred Shares for 316,345,998 common shares.
Description of Common Stock Activity 1			holders of certain convertible notes payable elected to convert a total of $825,000 of principal and $71,955 accrued interest, and $1,750 of fees into 31,042,436 shares of common stock.
Description of Common Stock Activity 2			in June 2021, lenders exchanged debt having a face value of $7,546,775 and a net book value of $6,894,099 for 116,104,232 common shares having a fair value of $6,455,396. A gain on settlement of debt of $438,703 was recorded.
Description of Common Stock Activity 3			the Company entered into an investor relations contract whereby 2,100,000 shares are issuable as of February 28, 2022. Stock based compensation of $109,200 was recorded in the period ended February 28, 2022.
Description of Common Stock Activity 4			the Company issued 645,168,473 common shares with gross proceeds of $13,108,624 and cash proceeds of $12,521,932 after issuance costs of $586,692
Description of Common Stock Activity 5			warrant holders exercised warrants to acquire 411,000,000 shares on a cashless basis for 395,022,447 common shares with a corresponding adjustment to paid in capital.
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Number of preferred stock, authorized	100,000		100,000	100,000
Preferred stock, par value (in dollars per shares)	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding	0		0	0
Preferred Stock, Shares Issued	0		0	0
Description of Preffered Stock Activity			On achievement of objectives 3,4,5 and 8 of the equity awards described below the CEO was granted 1500 Series G Preferred shares which were redeemed immediately for $1,500,000
Description of Preffered Stock Activity 1			The Company has accrued $1,979,500 of the equity awards and incentive compensation plan payable with the balance of $479,500 at February 28, 2022 after the $1,500,000 payment above.